INCOME TAXES - Deferred income tax liability continuity summary (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax liability continuity summary
Balance at the beginning	$ 2,371	$ 2,607
Recognized in income	6,632	236
Recognized in other liabilities (flow through shares)	(5,850)	0
Balance at the end	$ 1,589	$ 2,371